Deferred tax - Deferred tax assets and liabilities (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				R 139,049	R 82,658
Deferred tax assets				51,666	40,717
Net deferred tax liability	R (41,941)	R (71,937)	R (71,937)	(87,383)	(41,941)	R (71,937)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of the year	(41,941)	(71,937)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(7,923)	0
Foreign currency translation differences	1,563	(578)
Credited to equity (note 14)	8,093	5,596
– Share-based payment - excess tax benefit	6,942	5,833
– Foreign currency translation on net investment loans	1,151	(237)
Income statement charge (note 29)	(47,175)	24,978	19,976
End of the year	(87,383)	(41,941)	(71,937)
Before offset amounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability	(41,941)	(71,937)	(71,937)		(41,941)	(71,937)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of the year	(41,941)	(71,937)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(7,923)
Foreign currency translation differences	1,563	(578)
Credited to equity (note 14)	8,093	5,596
Income statement charge (note 29)	(47,175)	24,978
End of the year		(41,941)	R (71,937)
Before offset amounts | Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				257,085	137,514	148,960
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(12,326)
Foreign currency translation differences	(2,139)	2
Credited to equity (note 14)	(2,901)	(237)
Income statement charge (note 29)	(102,205)	11,681
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				79,800	42,828	33,616
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	(1,840)	(27)
Credited to equity (note 14)	0	0
Income statement charge (note 29)	(35,132)	(9,185)
Before offset amounts | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				66,442	57,084	49,807
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	(73)	2
Credited to equity (note 14)	0	0
Income statement charge (note 29)	(9,285)	(7,279)
Before offset amounts | Pre-payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				3,012	2,857	2,815
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	0	26
Credited to equity (note 14)	0	0
Income statement charge (note 29)	(155)	(68)
Before offset amounts | Deferred foreign currency gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				84,978	33,858	61,616
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	(226)	(323)
Credited to equity (note 14)	(2,901)	(237)
Income statement charge (note 29)	(47,993)	28,318
Before offset amounts | Capitalized commission assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				13,805	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(10,743)
Foreign currency translation differences	0
Credited to equity (note 14)	0
Income statement charge (note 29)	(3,062)
Before offset amounts | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				6,940	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(1,165)
Foreign currency translation differences	0
Credited to equity (note 14)	0
Income statement charge (note 29)	(5,775)
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				2,108	887	1,106
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(418)
Foreign currency translation differences	0	324
Credited to equity (note 14)	0	0
Income statement charge (note 29)	(803)	(105)
Before offset amounts | Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				169,702	95,573	77,023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	4,403
Foreign currency translation differences	3,702	(580)
Credited to equity (note 14)	10,994	5,833
Income statement charge (note 29)	55,030	13,297
Before offset amounts | Revenue received in advance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				16,835	15,730	14,304
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	8	0
Credited to equity (note 14)	0	0
Income statement charge (note 29)	1,097	1,426
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				27,720	30,556	22,107
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	69	(54)
Credited to equity (note 14)	0	0
Income statement charge (note 29)	(2,905)	8,503
Before offset amounts | Provisions, accruals and lease straight-lining
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				48,341	33,910	28,731
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	462	(393)
Credited to equity (note 14)	0	0
Income statement charge (note 29)	13,969	5,572
Before offset amounts | Assessable losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				43,140	5,892	10,736
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	2,631	(131)
Credited to equity (note 14)	0	0
Income statement charge (note 29)	34,617	(4,713)
Before offset amounts | Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				16,828	8,187	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	0	0
Credited to equity (note 14)	6,942	5,833
Income statement charge (note 29)	1,699	2,354
Before offset amounts | Deferred foreign currency losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				4,052	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	0
Foreign currency translation differences	0
Credited to equity (note 14)	4,052
Income statement charge (note 29)	0
Before offset amounts | Recurring commission liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				1,078	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	2,004
Foreign currency translation differences	0
Credited to equity (note 14)	0
Income statement charge (note 29)	(926)
Before offset amounts | Capitalized lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				7,592	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	1,296
Foreign currency translation differences	0
Credited to equity (note 14)	0
Income statement charge (note 29)	6,296
Before offset amounts | Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				1,022	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	512
Foreign currency translation differences	0
Credited to equity (note 14)	0
Income statement charge (note 29)	510
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				3,094	1,298	R 1,145
Reconciliation of changes in deferred tax liability (asset) [abstract]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	591
Foreign currency translation differences	532	(2)
Credited to equity (note 14)	0	0
Income statement charge (note 29)	R 673	R 155
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				(118,036)	(54,856)
Deferred tax assets				R (118,036)	R (54,856)